Accrued Expenses and Other Payables (Details) - Schedule of accrued expenses and other payables - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of accrued expenses and other payables [Abstract]
Accrued professional fees	$ 212,525	$ 1,376,450
Accrued vacation and benefits	342,187	174,771
Accrued communication and technology expenses	182,963	114,754
Accrued electricity expenses for crypto mining	131,410
Payable to Grandshore by Sponsor entities	179,764
Other payables	64,195	97,119
Total accrued expenses and other payables	$ 1,113,045	$ 1,763,094